ACCRUED LIABILITIES (10K)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
NOTE 9.	ACCRUED LIABILITIES

Accrued liabilities consisted of the following at June 30, 2015 and December 31, 2014:

Accrued Liabilities	June 30, 2015	December 31, 2014
Accrued taxes – payroll	$106,299	$106,299
Accrued compensation/benefits	208,678	96,795
Accrued insurance payable	6,616	69,815
Accrued property taxes	5,400	---
Product rebates/returns	8	13
Other	---	279
Total accrued liabilities	$327,001	$273,201

NOTE 10.	ACCRUED LIABILITIES

Accrued liabilities consisted of the following at December 31:

Accrued Liabilities	2014	2013
Accrued taxes – payroll	$106,299	$106,299
Accrued compensation/benefits	96,795	148,683
Accrued insurance payable	69,815	60,113
Product rebates/returns	13	32
Other	279	836
Total accrued liabilities	$273,201	$315,963